CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                       CLAYMORE S&P GLOBAL WATER INDEX ETF
                          CLAYMORE CHINA TECHNOLOGY ETF
                       CLAYMORE/ZACKS COUNTRY ROTATION ETF
                     CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF
                  CLAYMORE/BNY MELLON EW EURO-PACIFIC LDRS ETF
                  CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF
      CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF
                         CLAYMORE/NYSE ARCA AIRLINE ETF
                    CLAYMORE/BNY MELLON FRONTIER MARKETS ETF
                 CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF
            CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME INDEX ETF
                  CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF
                    CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF
                   CLAYMORE/MAC GLOBAL SOLAR ENERGY INDEX ETF
                   CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF
                     CLAYMORE/ALPHASHARES CHINA ALL-CAP ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE LISTED FUNDS:

The following paragraph is hereby added to the "Creation and Redemption of Creation Unit Aggregations" section in each Fund's SAI's as the second paragraph under the heading "Redemption of Fund Shares in Creation Units Aggregations":

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                            2455 Corporate West Drive

                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

April 23, 2010